Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information Line Items
Entity Central Index Key	0002156068
Document Type	F-4
Entity Registrant Name	InoBat B.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Voderady 429
Entity Address, Address Line Two	919 42 Voderady
Entity Address, City or Town	Voderady
Entity Address, Country	SK
City Area Code	903
Local Phone Number	758 404
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false